Summary of Significant Accounting Policies (Policies)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed unaudited consolidated financial statements have been prepared in accordance with GAAP for interim financial information and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission. Accordingly, they do not include all information and disclosures required by GAAP for complete annual financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation of the interim periods presented have been included.

The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the full year. These condensed unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Basis of Presentation

The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of the Company’s management, are necessary to present fairly the financial position, results of operations, and cash flows for the period presented in accordance with GAAP. References to GAAP issued by the Financial Accounting Standards Board (“FASB”) in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). References in the accompanying notes to accounting guidance issued by FASB are to the FASB Accounting Standards Codification (“ASC”). As this is the Company’s first annual reporting period, there are no prior-period consolidated financial statements for comparison. The consolidated financial statements include all information and disclosures required by U.S. GAAP for a complete set of annual financial statements.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of ProCap Financial, Inc. and the Company’s wholly-owned subsidiaries. All intercompany transactions have been eliminated upon consolidation of these entities.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Procap Financial, Inc. and the Company’s wholly owned subsidiaries. All intercompany transactions have been eliminated upon consolidation of these entities.

Use of Estimates

Use of Estimates

The preparation of the accompanying unaudited condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Significant accounting estimates include the fair values of the assets acquired and liabilities assumed in the CFO Silvia acquisition, including acquired identifiable intangible assets and their estimated useful lives, the fair value of the contingent consideration issuable under the share-settled earnout arrangement, valuations of the conversion feature liability associated with the Convertible Note, and the valuations of share-based awards. Accordingly, the actual results could differ significantly from those estimates.

Liquidity and Capital Resources

As of June 30, 2026, we had cash and cash equivalents of approximately $15.3 million and working capital of approximately ($77.3 million). The negative working capital resulted primarily from the Convertible Notes that can, at the option of the holders, be repurchased for cash in June 2027 (see further in Note 7). The Company believes it has sufficient resources to meet this potential obligation, primarily through its holding of Bitcoin.

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Significant accounting estimates include valuations of derivative liabilities and the valuations of share-based awards. Accordingly, the actual results could differ significantly from those estimates.

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the Chief Executive Officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, restricted cash, and Bitcoin. The Company maintains its cash, cash equivalents, restricted cash and Bitcoin with major financial institutions and reputed Bitcoin custodians. The Company’s cash consists of accounts held within financial institutions which, at times, may exceed federally insured limits. The cash balance in excess of the federally insured limits was $144,989,552 as of December 31, 2025. Accounts held through Bitcoin custodians, Anchorage Digital Bank and Bitgo Trust Company, which totaled $24,430,101, and cash equivalents money market treasury funds, which totaled $25,002,553, are not insured by the Federal Deposit Insurance Corporation. Our Bitcoin is held offline in cold storage with multiple third-party providers. As of December 31, 2025 approximately 50% of our Bitcoin was held at Anchorage Digital Bank and approximately 50% of our Bitcoin was held at Bitgo Trust Company.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents.
Restricted Cash

Restricted Cash

The Company classifies cash as restricted cash when it is held in a separate bank account and its withdrawal or general use is legally restricted, or when a portion of cash is designated as collateral. The Company had restricted cash of $149,885,332 as of December 31, 2025, which represented $145,239,552 set aside as collateral for the Convertible Notes (as defined in Note 8) and $4,645,780 required to be set aside as collateral for the derivative security, refer to Note 14 for additional information.

Fixed Assets, net

Fixed Assets, net

Property, plant and equipment is stated at cost, less accumulated depreciation. Betterments, renewals, and extraordinary repairs that materially extend the useful life of the asset are capitalized; other repairs and maintenance charges are expensed as incurred. The Company includes equipment, furniture and fixtures, and leasehold improvements in the fixed assets.

The Company’s depreciation expense is calculated using the straight-line method over the estimated useful lives of the related assets, which results in depreciation being incurred evenly over the life of an asset. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service.

Prepaid Expenses

Prepaid Expenses

The Company includes in prepaid expenses payments made in advance for goods and services for which the Company will receive a future benefit. Prepaid expenses are recorded at cost and are expensed over the period in which the benefit is realized.

Fair value measurement

Fair value measurement

The Company’s financial assets and liabilities are accounted for in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — Observable, market-based inputs, other than quoted prices included in Level 1, for the assets or liabilities either directly or indirectly.

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or a liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.

Intangible Assets, net

Intangible Assets, net

Intangible assets are initially recorded at their estimated fair values as of the acquisition date and are amortized on a straight-line basis over their estimated useful lives. The Company reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Intangible asset amortization expense of $1.2 million for the six months ended June 30, 2026 is recorded within general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations.

Based on the carrying value of intangible assets at June 30, 2026, estimated amortization expense for the subsequent five years is as follows (in thousands):

Amount
2026 (excluding the six months ended June 30, 2026)	$2,369
2027	4,739
2028	4,739
2029	1,299
2030	152
2031	152
Thereafter	645
$14,095

Digital assets

As a result of the adoption of ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), the Company accounts for its qualifying crypto assets within the scope of ASC 350-60. Accordingly, such crypto assets are measured at fair value at each reporting date.

The fair value of the Company’s digital assets is determined using the period-end closing price quoted on Coinbase, an active market, in accordance with ASC 820, Fair Value Measurement. Because digital asset markets operate on a continuous, 24-hour basis, the Company uses the price as of midnight Coordinated Universal Time (UTC) as of the reporting date. Quoted prices for identical digital assets in active markets represent Level 1 inputs in the fair value hierarchy.

Changes in the fair value of digital assets are recognized in change in fair value of digital assets within other income (loss) in the consolidated statement of operations. When the Company sells digital assets, realized gains or losses are measured as the difference between the cash proceeds received and the carrying value of the digital assets sold, as determined using the first-in, first-out (“FIFO”) method. Realized gains and losses are recorded in realized gain or loss on sale of digital assets in the consolidated statement of operations.

The Company’s current treasury strategy is to retain Bitcoin as its primary treasury reserve asset. Based on this strategy, the Company classifies its digital assets as non-current assets on the consolidated balance sheet. As of December 31, 2025, the Company held its Bitcoin with third-party custodians, consisting of approximately 2,500 Bitcoin held with Anchorage Digital Bank, N.A. and approximately 2,500 Bitcoin held with BitGo Trust Company, Inc. The Company retains control over the underlying digital assets held with these custodians. The Company has entered into derivative contracts, including Bitcoin selling put option contracts, as part of a broader Bitcoin treasury and income generating strategy to manage exposure to fluctuations in the market price of Bitcoin or for trading purposes. The put options sold provide the right to buy Bitcoin at a specified strike price on a stated maturity date. The contracts to date have been exchange-traded and may be cash-settled or physically settled. These instruments are accounted for separately as derivatives and are not considered digital assets. Gains and losses related to the derivative contracts are recognized in other income (expense) on the consolidated statement of operations.

Accounts Payable and Accrued Expenses

Accounts Payable and Accrued Expenses

The Company’s payables and accrued expenses result primarily from the administration of the Company. The Company records accounts payable upon receipt of a vendor invoice. Accrued expenses are recognized when incurred, not when paid, to accurately reflect expenses within the period they relate to, ensuring proper matching under accrual basis accounting.

Derivative Liabilities

Derivative Liabilities

The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives per ASC 815, Derivatives and Hedging (“ASC 815”). The preferred units issued prior to the Business Combination contain certain features that meet the definition of an embedded derivative requiring bifurcation as a separate compound financial instrument (the “Derivative Liability”). The Derivative Liability was recorded at fair value upon entering into the LLC Agreement and was subsequently remeasured to fair value at each reporting period with the corresponding change in fair value recognized in Change in fair value of conversion feature - preferred units in the consolidated statement of operations. The conversion feature was initially valued and was remeasured using Black-Scholes pricing model. The Black-Scholes model requires the use of Level 3 unobservable inputs, primarily the current value of the underlying share, the exercise price of the option, and the estimated volatility of the value of the share over the life of the option.

The Convertible Notes contain a conversion feature that must be bifurcated and accounted for as a derivative instrument (the “Derivative Liability”) (See Note 8). The Derivative Liability was recorded at fair value upon the issuance of the Convertible Notes and is to be subsequently remeasures to fair value at each reporting period recognized in Change in fair value of convertible note conversion feature in the consolidated statement of operations. The Derivative Liability was initially valued and is remeasured using a Black-Scholes option pricing model. The Black-Scholes option pricing model requires the use of Level 3 unobservable inputs, primarily the current value of the underlying share and the Bitcoin price volatility.

Refer to Note 11 “Fair Value Measurements” for details regarding the fair values.

Revenue Recognition Policy

Revenue Recognition Policy

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

The Company typically provides advertising and marketing services through weekly digital media placements, including audio, and social media advertisements. Revenue is recognized over time, as the customer simultaneously receives and consumes the benefits of the services as they are performed (ASC 606-10-25-27(a)). For contracts in which services are provided evenly over the term of the arrangement, the Company applies a time-elapsed (straight-line) measure of progress, as this method best reflects the pattern of satisfaction of the performance obligation.

Customer payments are typically due upfront or within 30 days of service commencement. Amounts invoiced and cash received upfront, but not yet earned are recorded as deferred revenue until the related services are performed.

Management evaluates all contracts to determine performance obligations, transaction price, variable consideration (if any), and the existence of any significant financing components. The Company does not typically incur incremental costs to obtain contracts; therefore, no contract costs are capitalized under ASC 340-40.

Accounts Receivable

Accounts Receivable

Accounts receivable represents amounts due from customers for services sold in the ordinary course of business and are initially recorded at the original invoice amount. Receivables are reported at net realizable value, net of an allowance for credit losses. The allowance is estimated using historical collection data, with uncollectible amounts written off when deemed uncollectable. The Company had accounts receivable of $45,000 as of December 31, 2025, and no recorded allowance for credit losses.

As of December 31, 2025, amounts due from one customer make up the total of accounts receivable.

Warrants

Warrants

The Company determines the accounting classification of warrants it issues as either liability or equity classified by first assessing whether the warrants meet liability classification in accordance with ASC 480, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (“ASC 480”), then in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values. There were no changes in the number of warrants issued and outstanding as of December 31, 2025 there are 12,500,000 Public Warrants and 352,500 Private Placement Warrants outstanding.

Convertible Debt

Convertible Debt

When the Company issues convertible debt, it first evaluates the balance sheet classification of the convertible instrument in its entirety to determine (1) whether the instrument should be classified as a liability under ASC 480, and (2) whether the conversion feature should be accounted for separately from the host instrument. A conversion feature of a convertible debt instrument would be separated from the convertible instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, meets the definition of a derivative under ASC 815. When a conversion feature meets the definition of an embedded derivative, it would be separated from the host instrument and classified as a derivative liability carried on the consolidated balance sheet at fair value, with any changes in its fair value recognized in the consolidated statement of operations.

The Company records the Convertible Notes as a long-term liability at face value net of debt discount and debt issuance costs. If any of the conditions to the convertibility of the Convertible Notes are satisfied, or the Convertible Notes become due within one year, then the Company may be required under applicable accounting standards to reclassify the carrying value of the Convertible Notes as a current liability.

Debt issuance costs related to the Convertible Notes were capitalized and recorded as a contra-liability and are presented net against the balance of the Convertible Notes on the consolidated balance sheet. Debt issuance costs consist of underwriting, legal and other direct costs related to the issuance of the Convertible Notes. The debt discount related to the Convertible Notes was capitalized and recorded as a contra-liability and is presented net against the balance of the Convertible Notes on the consolidated balance sheet. Debt issuance costs and debt discount are amortized to interest expense over the term of the Convertible Notes using the straight-line method which approximated the effective interest method using an effective interest rate of approximately 9.0%.

Stock-based Compensation

Stock-based Compensation

The Company accounts for its stock-based compensation awards in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”). ASC 718 requires companies to measure the cost of employee and non-employee services received in exchange for an award of an equity instrument to be recognized as expense in the statement of operations based on their grant award date fair values. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period.

Net Loss Per Share

Net Loss Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share” which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the statement of operations for all entities with complex capital structures and requires a reconciliation of the numerator and the denominator of the basic EPS computation to the numerator and denominator of the diluted EPS. Basic net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding for the period. It excludes the dilutive effects of any potentially issuable common shares. Diluted net loss per share is calculated by including any potentially dilutive share issuance in the denominator. For the period from June 17, 2025 (inception) through December 31, 2025, all potentially dilutive securities were not included in the calculation of diluted net loss per share as their effect would be anti-dilutive.

The computation of basic and dilutive net loss per share for the period from June 17, 2025 (inception) through December 31, 2025 are as follows:

For the period from June 17, 2025 (inception) through December 31, 2025

Numerator:
Net loss	$(28,975,504)

Denominator:
Weighted average number of shares of common stock outstanding, basic and diluted	73,685,031
Net loss per common stock, basic and diluted	$(0.39)

As of December 31, 2025, common stock equivalents not included in the computation of net loss per share because their effect would be antidilutive included the following:

Warrants (see Note 12)	12,852,500
RSUs (see Note 13)	8,220,000
Convertible Notes (see Note 8)	18,071,500
Total	39,144,000

Income taxes

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Treasury Stock

Treasury Stock

The Company accounts for treasury stock using the cost method in accordance with U.S. GAAP. When the Company repurchases its own common stock, the purchase price, including any directly attributable transaction costs, is recorded as treasury stock, a reduction to stockholders’ equity. Treasury shares are not considered outstanding and therefore are excluded from the calculation of earnings per share and dividends.

When treasury shares are reissued, the Company uses the average cost of the shares held in treasury to determine the cost basis. Any excess of the reissuance price over the cost of the shares is recorded as an increase to additional paid-in capital. If the reissuance price is below cost, the difference is first charged to additional paid-in capital to the extent of previous net gains from treasury stock transaction; any remaining shortfall is recorded as a reduction to retained earnings.

The Company does not recognize gains or losses in the consolidated statement of operations from the purchase, reissuance or retirement of treasury stock. If treasury shares are formally retires, the Company reduces common stock and additional paid-in capital based on the original issuance amounts, with any difference between the carrying amount of the treasury shares and the amounts removed from equity recorded in retained earnings.

Recent Accounting Pronouncements, recently adopted

Recent Accounting Pronouncements, recently adopted:

In December 2024, the FASB issued ASU No. 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU provides guidance on the accounting for induced conversions of convertible debt instruments and eliminates the current requirement to recognize an expense equal to the fair value of all securities and other consideration transferred in an induced conversion that is in excess of the fair value of securities issuable pursuant to the original conversion terms. The amendments are effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The adoption of this ASU did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Simplifications to the Current Expected Credit Losses Model for Certain Financial Assets. This ASU introduces a practical expedient that permits entities to estimate expected credit losses for certain short-term financial assets, including trade receivables and contract assets, based on current conditions without requiring reasonable and supportable forecasts. The new guidance is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years, with early adoption permitted. The adoption of this ASU did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recent accounting pronouncements

Recently Adopted Accounting Pronouncements:

ASU 2023-08 — Accounting for and Disclosure of Crypto Assets

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. ASU 2023-08 requires entities to subsequently measure certain crypto assets at fair value at each reporting date, with changes in fair value recognized in net income. The guidance also requires enhanced disclosures regarding significant crypto asset holdings. The Company adopted ASU 2023-08 effective June 17, 2025. Upon adoption, qualifying digital assets are measured at fair value as of each reporting period.

The adoption of ASU 2023-08 did not have a material impact on the Company’s consolidated financial position or cash flows.

Recent Accounting Pronouncements, not yet adopted:

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The standard revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. The amendments differ from current U.S. GAAP because, for certain transactions, they replace the requirement that the primary beneficiary of a VIE is always the acquirer with an assessment that requires an entity to consider the factors to determine which entity is the accounting acquirer. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The ASU does not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance will become effective for interim and annual reporting periods beginning on January 1, 2027, will require a prospective transition method for business combinations that occur after the initial adoption date, and early adoption is permitted. Management is currently evaluating the impact of the new standard on the Company’s consolidated financial statements.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Business Combinations

Business Combinations

The Company applies the provisions of the Accounting Standards Codification (“ASC”) 805, Business Combinations, in accounting for its acquisitions. The assets acquired and liabilities assumed are recognized at their acquisition date fair values, and goodwill is measured as the excess of consideration transferred over the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date, estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which shall not exceed one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the Company’s unaudited condensed consolidated statements of operations.

The Company uses all available information to estimate fair values, including quoted market prices, the carrying value of acquired assets and assumed liabilities and valuation techniques. The judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as the useful lives of the assets acquired, can materially impact the Company’s financial condition or results of operations. Other estimates associated with the accounting for acquisitions may change as additional information becomes available regarding the assets acquired and liabilities assumed.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment at least annually and more frequently if events or changes in circumstances indicate that impairment may exist. The Company may perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If necessary, the Company performs a quantitative impairment test and recognizes an impairment loss for the amount by which the carrying amount of the reporting unit exceeds its fair value, limited to the amount of goodwill allocated to the reporting unit.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. At contract inception, the Company determines whether an arrangement contains a lease based on whether it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected the practical expedient under ASC 842 to account for lease and non-lease components as a single lease component for its studio lease. Variable payments associated with cleaning services, utilities, building amenities, and other operating costs are recognized as lease expense in the period incurred and are not included in the measurement of the lease liability.

Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset over the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term.

Lease liabilities are measured using the present value of fixed lease payments. The Company uses its incremental borrowing rate at the commencement date to discount the lease payments, as the rate implicit in the lease is generally not readily determinable.

ROU assets are measured as the initial amount of the lease liability, adjusted for lease prepayments, initial direct costs, and lease incentives received. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

The Company has elected the short-term lease exemption for leases with an initial term of 12 months or less; such leases are not recognized on the balance sheet and lease payments are recognized as expense on a straight-line basis over the lease term.

Leases are presented on the Company’s unaudited condensed consolidated balance sheet as ROU assets, lease liability, current, and lease liability, non-current. Cash payments for operating leases are included in operating activities.

Recent Accounting Pronouncements, not yet adopted

Recent Accounting Pronouncements, not yet adopted:

In December 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The update improves financial reporting by requiring that public business entities disclose additional information about certain costs and expenses categories: (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization in the notes to financial statements at interim and annual reporting periods. This update is effective for fiscal years beginning after December 15, 2026, and early adoption is permitted. Additionally, in January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2025-01 amends the effective date of ASU No. 2024-03 to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31, referred to as non-calendar year end entities. All public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, and early adoption is permitted. The amendments should be applied prospectively with retrospective applications also permitted. The Company is currently evaluating the impact the standard will have on its consolidated financial statements and related disclosures, however, the Company does not expect the adoption of this guidance to have a material impact on the Company’s unaudited condensed consolidated financial statements.